CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 315,637	$ 224,869	$ 249,137
Other comprehensive income (loss):
Change in net unrealized gains (losses) on investments, net of income tax: (2011 - $400,848; 2010 - $330,213; 2009 - $697,922)	744,447	612,588	1,268,814
Reclassification adjustment for investment amounts included in net income, net of income tax: (2011 - $(14,671); 2010 - $(5,335); 2009 - $(56,510))	(27,261)	(9,699)	103,563
Change in net unrealized gains (losses) relating to other-than-temporary impaired investments for which a portion has been recognized in earnings, net of income tax: (2011 - $(13,205), 2010 - $11,481 and 2009 - $(16,704), respectively)	(24,524)	21,321	(31,021)
Change in accumulated gain - derivatives, net of income tax: (2011 - $2,382; 2010 - $4,441; 2009 - $(15,502))	4,424	7,630	27,904
Reclassification adjustment for derivatives amounts included in net income, net of income tax: (2011 - $(138); 2010 - $(614); 2009 - $(295))	(256)	(1,105)	531
Change in postretirement benefits liability adjustment, net of income tax: (2011 - $(10,358); 2010 - $(749); 2009 - $(489))	(19,236)	(1,392)	(907)
Total other comprehensive income	677,594	629,343	1,368,884
Comprehensive income	993,231	854,212	1,618,021
Comprehensive income attributable to noncontrolling interests	(245)	445
Total comprehensive income attributable to Protective Life Corporation	$ 992,986	$ 854,657	$ 1,618,021